Shareholders' equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Total shares issued and outstanding (shares)	35,826	35,826
Carrying value	$ 3,542	$ 3,542
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate	4.00%
Total shares issued and outstanding (shares)	5,001	5,001
Carrying value	$ 500	$ 500
Liquidation preference per share (usd per share)	$ 100,000
Series A Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	0.565%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	5.20%
Days after regulatory capital treatment	90 days
Total shares issued and outstanding (shares)	5,825	5,825
Carrying value	$ 568	$ 568
Liquidation preference per share (usd per share)	$ 100,000
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%
Per annum dividend rate	4.50%
Days after regulatory capital treatment	90 days
Total shares issued and outstanding (shares)	5,000	5,000
Carrying value	$ 494	$ 494
Liquidation preference per share (usd per share)	$ 100,000
Series D Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.46%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%
Per annum dividend rate	4.95%
Days after regulatory capital treatment	90 days
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series E Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.42%
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%
Per annum dividend rate	4.625%
Days after regulatory capital treatment	90 days
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series F Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.131%